CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net earnings for the year	$ 2,916	$ 1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	146	180
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	449	50
Net cash provided by operating activities	4,728	1,443
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,352)	0
Repurchase of treasury shares	(61)	(135)
Net cash used in financing activities	(9,780)	(5,295)
Net increase (decrease) in cash and cash equivalents	10,805	686
Beginning cash and cash equivalents	5,735	5,049
Ending cash and cash equivalents	16,540	5,735
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	2,916	1,715
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,921	(2,192)
Noncash compensation expense	467	134
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(79)	65
Other liabilities	(71)	(246)
Net cash provided by operating activities	6,154	(524)
Cash flows from financing activities:
Dividends paid on common stock	(1,283)	(1,604)
Acquisition of CKF Bancorp, net of cash acquired	(3,466)
Repurchase of treasury shares	0	(135)
Net cash used in financing activities	(4,749)	(1,739)
Net increase (decrease) in cash and cash equivalents	999	(2,263)
Beginning cash and cash equivalents	891	3,154
Ending cash and cash equivalents	$ 1,890	$ 891